Event Subsequent to December 31, 2022	12 Months Ended
Dec. 31, 2022
Event Subsequent [Abstract]
EVENT SUBSEQUENT TO DECEMBER 31, 2022

NOTE 21 – EVENT SUBSEQUENT TO DECEMBER 31, 2022:

1.	In February 2023 the Company and other lenders, signed a convertible loan agreement with Polyrizon Ltd.in the amount of USD 180 thousand, of which the company loan amounted to USD 80 thousand. The loan bears 4% annual interest rate. The loan will be automatically converted to shares in a case of issuance securities of a financing round of at least USD 500 thousand, in a discount of 20%.

2.	On February 16, 2023, the Company made an investment in A.I Technologies of USD 81 thousand and holds 4.99% as of the filing date of these financial statements.

3.	On January 26, 2023, Gix Internet acquired an additional 10% of Cortex, increasing its holdings to 80% of the share capital of Cortex on a fully diluted. The subsequent purchase was completed at a valuation of Cortex of approximately USD 27 million in exchange for consideration consisting of USD 2.6 million in cash. The subsequent purchase was financed by Gix Media’s existing cash balances and by a long-term bank loan received on January 17, 2023, in the amount of USD 1,500 thousand which will be repaid in 42 monthly payments at an annual interest rate of SOFR + 5.37%.

4.	On March 21, 2023, ScoutCam Inc. completed a private placement to existing stockholders, of 3,294,117 units, at a purchase price of USD 4.25 per unit, with each unit consisting of one share of Scoutcam’s common stock and one three-year warrant to purchase one share of Scoutcam’s common stock at an exercise price of USD 5.50 per share. The private placement was led by existing investors Mori Arkin, the Phoenix Insurance Company Ltd and Shotfut Menayot Israel – Phoenix Amitim. Following the private placement, the company held 18.45% in ScoutCam.

5.	On February 23, 2023, Jeffs’ Brands Ltd. and Jeffs’ Brands Holdings Inc., entered into a stock purchase agreement (the “Wellution Agreement”), with SciSparc Ltd. (“SciSparc”), pursuant which, on March 22, 2022, Jeffs’ Brands Holdings acquired from SciSparc 57 shares of common stock of SciSparc Nutraceuticals Inc. (“SciSparc Nutraceuticals”), a wholly-owned subsidiary of SciSparc that owns and operates Wellution , a top-selling Amazon food supplements and cosmetics brand, representing approximately 49% of the issued and outstanding common stock of SciSparc Nutraceuticals, for approximately USD 2.5 million in cash (the “Wellution Transaction”). On March 22, 2023, Jeffs’ Brands Ltd., Jeffs’ Brands Holdings and SciSparc entered into Addendum No. 1 to the Wellution Agreement, or the Addendum, to provide for an additional amount of USD 489 thousand, representing adjustments related to inventory and working capital, to be paid to SciSparc in five equal installments of USD 98 thousand on the tenth day of each consecutive calendar month, beginning in May 2023. Also pursuant to the SciSparc SPA, in connection with the closing of the SciSparc Nutraceuticals Joint Venture, on March 22, 2023, Jeffs’ Brands entered into a consulting agreement with SciSparc Nutraceuticals (the “SciSparc Consulting Agreement”), pursuant to which Jeffs’ Brands will provide management services to SciSparc Nutraceuticals for the WellutionTM brand for a monthly fee of USD 20 thousand and Jeffs; Brands received a one-time signing bonus in the amount of USD 51 thousand. The SciSparc Consulting Agreement is for an undefined period of time and may be terminated by either party with 30 days advance notice.

Also pursuant to the Wellution Agreement, in connection with the closing of the Wellution Transaction, on March 22, 2023, Jeffs’ Brands issued 247,415 of its Ordinary Shares to SciSparc and SciSparc issued 360,297 of its Ordinary Shares to Jeffs’ Brands in a share exchange (collectively, the “Exchange Shares”), representing 2.97% and 4.99%, respectively, of Jeffs’ Brands’ and SciSparc’s issued and outstanding ordinary shares. The number of Exchange Shares acquired by each company was calculated by dividing USD 288,238 by the average closing price of the relevant company’s shares on the Nasdaq Capital Market for the 30 consecutive trading days ending on the third trading day immediately prior to the closing.

6.	On March 2, 2023, Jeffs’ Brands entered into a share purchase agreement (the “Fort SPA”), with the holders (the “Sellers”), of all of the issued and outstanding share capital of Fort, a company incorporated under the laws of England and Wales and engaged in the sale of pest control products primarily through Amazon.uk, pursuant to which on March 9, 2023, Jeffs’ Brands acquired all of the issued and outstanding share capital of Fort, for approximately £2,000 thousand (approximately USD 2,400 thousand) in cash (the “Fort Acquisition”). The Fort SPA provides that for a period of three years from closing, the Sellers will not compete with Fort’s business.

Also, in connection with the Fort Acquisition, on March 9th, 2023, Jeffs’ Brands and Fort entered into settlement agreements with all of Fort’s employees, including the Sellers, by which such employees’ employment with Fort will terminate three months following March 9, 2023 and certain other customary conditions. During this three-month period, Jeffs’ Brands intends to carry out operational changes in Fort’s business that will allow Fort to wind down the activities conducted in its leased warehouse and to move all such operations to warehouses operated by Amazon. In connection with the closing of the acquisition, on March 9th, 2023, Jeffs’ Brands and the Sellers entered into a consulting agreement, pursuant to which the Sellers will provide Jeffs’ Brands with consultancy services for a period of three months, in consideration for a monthly fee of £2,500 (approximately USD 3 thousand).

7.	On March 16, 2023, the Company signed an amendment to the option sale agreement by and between the Company and Buffalo Investment Ltd. (“Buffalo”) dated as of December 7, 2021 (the “Amendment” and the “Buffalo Agreement”), according to which Buffalo and Pure Capital Ltd. shall transfer to the Company shares of Hydreight Technologies Inc., Viewbix Inc., SciSparc Ltd. (“SciSparc”), ClearMind Medicine Inc. and Colugo Systems Ltd., instead of a transfer of 135,000 shares of SciSparc worth USD 817 thousand which was originally agreed under the Buffalo Agreement. The aggregated value of the shares transferred under the Amendment is USD 937 thousand reflecting USD 817 thousand plus compensation worth of USD 130 thousand.

8.	On March 28, 2023, the company signed a security exchange agreement with Fuel Doctor to sell all its shares in its wholly owned subsidiary, Charging Robotics to Fuel Doctor. As part of the exchange agreement, Fuel Doctor will acquire all of the issued and outstanding shares of Charging Robotics, on a fully diluted basis and as a result Charging Robotics will become a wholly owned subsidiary of Fuel Doctor. In exchange for all of its shares in Charging Robotics, the company received such number of newly issues shares of Fuel Doctor’s common stock equal to 60% of the total number of shares of Fuel Doctor’s common stock issued and outstanding as of the closing on a fully diluted basis. Subject to several pre-determined milestones, the company might increase its holding in Fuel Doctor up to 71%.

9	On April 13, 2022, the Company acquired 19.9% of Metagramm Software Ltd. (“Metagramm”), an innovative AI, machine learning (ML) communication and grammar assistant software. In return, The Company paid Metagramm USD 250 thousand in Company’s common shares. In addition, the Company will extend Metagramm a loan in the amount of USD 250 thousand in three instalments, the first instalment of which will be granted at closing. The loan will be repaid from Metagramm’s existing and future profits and is secured by the shares of all other current Metagramm shareholders.

10	During February and March 2023, Cortex distributed dividends in an aggregated amount of approximately USD 1,039 thousand (approximately NIS 3.03 million) to non-controlling interest. In addition, Gix Media distributed a dividend in an aggregated amount of approximately USD 130 thousand (approximately NIS 432 thousand).